Income Taxes Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 110,825	$ 97,887	$ 75,009
State	19,693	14,435	16,552
Foreign	13,202	3,883	2,483
Current income tax expense, total	143,720	116,205	94,044
Deferred:
Federal	5,824	8,376	8,928
State	(647)	919	598
Foreign	(955)	7	(563)
Deferred income tax expense, total	4,222	9,302	8,963
Provision for income taxes	$ 147,942	$ 125,507	$ 103,007